Schedule H, Line 4i – Schedule of Assets (Held At End of Year) (Details) - EBP 002 $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Asset Held for Investment [Line Items]
EIN	20-2777218
Plan Number	002
Participant Loans	$ 147,667
Total	12,573,630
EBP, Common Collective Trusts, Self Directed Accounts, Guaranteed Investment Contracts, Common Stock, Mutual Funds, Currency, and Publicly-Traded Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	12,425,963
Investment, Identifier [Axis]: 0-5 YEAR U.S. TIPS FUND | Common Collective Trusts
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	51,879
Investment, Identifier [Axis]: AAR CORP | Publicly-traded stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	2,421
Investment, Identifier [Axis]: ACADEMY SPORTS & OUTDOORS IN | Publicly-traded stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	3,551
Investment, Identifier [Axis]: ACI WORLDWIDE INC | Publicly-traded stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	4,695
Investment, Identifier [Axis]: ADVANCED DRAINAGE SYSTEMS IN | Publicly-traded stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	2,426
Investment, Identifier [Axis]: ALIGNMENT HEALTHCARE INC | Publicly-traded stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	4,672
Investment, Identifier [Axis]: ALMONTY INDUSTRIES INC | Publicly-traded stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	886
Investment, Identifier [Axis]: ALPHATEC HOLDINGS INC | Publicly-traded stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	901
Investment, Identifier [Axis]: AMDOCS LTD | Publicly-traded stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	1,315
Investment, Identifier [Axis]: API GROUP CORP | Publicly-traded stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	2,799
Investment, Identifier [Axis]: APOGEE ENTERPRISES INC | Publicly-traded stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	1,157
Investment, Identifier [Axis]: APPLIED DIGITAL CORP | Publicly-traded stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	16,625
Investment, Identifier [Axis]: APPLIED OPTOELECTRONICS INC | Publicly-traded stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	1,708
Investment, Identifier [Axis]: ARCELLX INC | Publicly-traded stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	700
Investment, Identifier [Axis]: ATRICURE INC | Publicly-traded stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	3,913
Investment, Identifier [Axis]: AVANTOR INC | Publicly-traded stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	911
Investment, Identifier [Axis]: AVIENT CORPORATION COM | Publicly-traded stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	1,786
Investment, Identifier [Axis]: AVISTA CORP | Publicly-traded stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	2,573
Investment, Identifier [Axis]: AXALTA COATING SYSTEMS LTD | Publicly-traded stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	2,463
Investment, Identifier [Axis]: AXON ENTERPRISE INC | Publicly-traded stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	1,313
Investment, Identifier [Axis]: AXSOME THERAPEUTICS INC | Publicly-traded stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	2,153
Investment, Identifier [Axis]: AXT INC | Publicly-traded stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	1,258
Investment, Identifier [Axis]: American General Life Insurance Company | Guaranteed Investment Contract # 1651431
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	71,856
Investment, Identifier [Axis]: BABCOCK & WILCOX ENTERPR | Publicly-traded stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	2,133
Investment, Identifier [Axis]: BALL CORP COM | Publicly-traded stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	3,903
Investment, Identifier [Axis]: BJ'S WHOLESALE CLUB HOLDINGS | Publicly-traded stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	1,820
Investment, Identifier [Axis]: BLACKBERRY LTD | Publicly-traded stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	1,591
Investment, Identifier [Axis]: BLACKLINE INC | Publicly-traded stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	1,145
Investment, Identifier [Axis]: BLACKROCK MSCI ACWI EX-U.S. INDEX F | Common Collective Trusts
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	944,906
Investment, Identifier [Axis]: BLACKROCK RUSS 2500 INDEX FD | Common Collective Trusts
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	520,578
Investment, Identifier [Axis]: BLACKROCK U.S. DEBT INDEX F | Common Collective Trusts
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	438,922
Investment, Identifier [Axis]: BLK MSCI ACWI Ex-US IMI Idx Fund E | Common Collective Trusts
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	100,023
Investment, Identifier [Axis]: BLOOM ENERGY CORP- A | Publicly-traded stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	4,244
Investment, Identifier [Axis]: BLUE BIRD CORP | Publicly-traded stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	1,392
Investment, Identifier [Axis]: BOISE CASCADE CO | Publicly-traded stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	1,196
Investment, Identifier [Axis]: BORG WARNER INC | Publicly-traded stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	1,491
Investment, Identifier [Axis]: BRIDGEBIO PHARMA INC | Publicly-traded stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	3,169
Investment, Identifier [Axis]: BRIXMOR PROPERTY GROUP INC | Publicly-traded stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	1,187
Investment, Identifier [Axis]: BRUNSWICK CORP | Publicly-traded stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	4,044
Investment, Identifier [Axis]: BTC EQUITY INDEX FUND CL F | Common Collective Trusts
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	3,997,169
Investment, Identifier [Axis]: BTC TRSY INFL PROTCTD SECS FD | Common Collective Trusts
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	4,123
Investment, Identifier [Axis]: BWX TECHNOLOGIES INC | Publicly-traded stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	1,283
Investment, Identifier [Axis]: BrokerageLink | Self-directed accounts
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	1,211,674
Investment, Identifier [Axis]: CALAVO GROWERS INC | Publicly-traded stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	1,096
Investment, Identifier [Axis]: CALIX INC. | Publicly-traded stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	1,060
Investment, Identifier [Axis]: CAMPING WORLD HOLDINGS INC-A | Publicly-traded stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	977
Investment, Identifier [Axis]: CELSIUS HOLDINGS INC | Publicly-traded stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	3,532
Investment, Identifier [Axis]: CHEESECAKE FACTORY INC/THE | Publicly-traded stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	1,815
Investment, Identifier [Axis]: CHORD ENERGY CORP | Publicly-traded stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	1,877
Investment, Identifier [Axis]: CIENA CORP | Publicly-traded stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	3,205
Investment, Identifier [Axis]: CLEAN HARBORS INC | Publicly-traded stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	1,164
Investment, Identifier [Axis]: CLEARWATER ANALYTICS HDS-A | Publicly-traded stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	3,278
Investment, Identifier [Axis]: COMFORT SYSTEMS USA INC | Publicly-traded stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	7,281
Investment, Identifier [Axis]: COOPER COS INC/THE | Publicly-traded stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	1,320
Investment, Identifier [Axis]: COPT DEFENSE PROPERTIES | Publicly-traded stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	1,714
Investment, Identifier [Axis]: CORE & MAIN INC-CLASS A | Publicly-traded stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	2,171
Investment, Identifier [Axis]: CREDIT SUISSE ENH COMDTY RET TRST CL 0RS | Common Collective Trusts
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	4,954
Investment, Identifier [Axis]: CRINETICS PHARMACEUTICALS IN | Publicly-traded stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	1,379
Investment, Identifier [Axis]: CROWN HOLDINGS INC | Publicly-traded stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	1,837
Investment, Identifier [Axis]: CULLEN/FROST BANKERS INC | Publicly-traded stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	2,923
Investment, Identifier [Axis]: CUSTOMERS BANCO | Publicly-traded stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	4,258
Investment, Identifier [Axis]: DAVE INC | Publicly-traded stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	7,161
Investment, Identifier [Axis]: DELUXE CORP | Publicly-traded stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	1,665
Investment, Identifier [Axis]: DENISON MINES CORP | Publicly-traded stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	2,735
Investment, Identifier [Axis]: DIGITALOCEAN HOLDINGS INC | Publicly-traded stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	1,744
Investment, Identifier [Axis]: DIVERSIFIED EQUITY FUND F | Common Collective Trusts
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	645,503
Investment, Identifier [Axis]: DIVERSIFIED FIXED INCOME FUND F | Common Collective Trusts
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	358,060
Investment, Identifier [Axis]: DIVERSIFIED TACTICAL FUND F | Common Collective Trusts
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	454,713
Investment, Identifier [Axis]: DOMINO'S PIZZA INC | Publicly-traded stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	1,874
Investment, Identifier [Axis]: DUKE ENERGY HOLDING ACCOUNT | Registered Investment Company
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	4,981
Investment, Identifier [Axis]: DWS RREEF GIB Real Estate | Common Collective Trusts
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	27,740
Investment, Identifier [Axis]: Duke Energy Common Stock | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	1,040,764
Investment, Identifier [Axis]: EAGLE MATERIALS INC | Publicly-traded stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	4,434
Investment, Identifier [Axis]: EAST WEST BANCORP INC | Publicly-traded stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	2,360
Investment, Identifier [Axis]: EMERGING MARKETS ALPHA TILTS - ENH | Common Collective Trusts
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	202,679
Investment, Identifier [Axis]: ENERSYS | Publicly-traded stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	3,326
Investment, Identifier [Axis]: ENHANCED ROLL YIELD INDEX FU CL1 | Common Collective Trusts
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	7,228
Investment, Identifier [Axis]: ENOVIS CORP | Publicly-traded stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	1,510
Investment, Identifier [Axis]: ENSIGN GROUP INC/THE | Publicly-traded stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	3,013
Investment, Identifier [Axis]: ESCO TECHNOLOGIES INC | Publicly-traded stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	1,862
Investment, Identifier [Axis]: ESSENTIAL UTILS INC COM | Publicly-traded stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	1,473
Investment, Identifier [Axis]: EVERCORE INC - A | Publicly-traded stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	1,821
Investment, Identifier [Axis]: EVEREST GROUP LTD COM | Publicly-traded stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	1,439
Investment, Identifier [Axis]: EXLSERVICE HOLDINGS INC | Publicly-traded stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	2,254
Investment, Identifier [Axis]: FABRINET | Publicly-traded stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	1,235
Investment, Identifier [Axis]: FB FINL CORP | Publicly-traded stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	1,606
Investment, Identifier [Axis]: FEDERAL REALTY INVS TRUST | Publicly-traded stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	1,851
Investment, Identifier [Axis]: FIRST SENTIER GLBL INFRAST (CIT) | Common Collective Trusts
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	3,699
Investment, Identifier [Axis]: FIRSTCASH HOLDINGS INC | Publicly-traded stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	5,602
Investment, Identifier [Axis]: FIVE BELOW | Publicly-traded stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	1,651
Investment, Identifier [Axis]: FLOWSERVE CORP | Publicly-traded stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	4,275
Investment, Identifier [Axis]: FRESHPET INC | Publicly-traded stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	980
Investment, Identifier [Axis]: FULLER H B CO | Publicly-traded stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	1,386
Investment, Identifier [Axis]: Fidelity Treasury Portfolio Institution | Registered Investment Company
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	26,256
Investment, Identifier [Axis]: GENIUS SPORTS LTD | Publicly-traded stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	2,083
Investment, Identifier [Axis]: GLACIER BANCORP INC NEW | Publicly-traded stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	2,447
Investment, Identifier [Axis]: GLACIER BANCORP INC | Publicly-traded stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	2,461
Investment, Identifier [Axis]: GLOBAL CORE INFRASTRUCTURE I CL1 | Common Collective Trusts
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	18,133
Investment, Identifier [Axis]: GLOBALSTAR | Publicly-traded stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	2,852
Investment, Identifier [Axis]: GRAND CANYON EDUCATION INC | Publicly-traded stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	1,977
Investment, Identifier [Axis]: GRANITE CONSTRUCTION INC | Publicly-traded stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	3,681
Investment, Identifier [Axis]: GREIF INC | Publicly-traded stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	2,535
Investment, Identifier [Axis]: GUARDANT HEALTH INC | Publicly-traded stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	2,897
Investment, Identifier [Axis]: GULFPORT ENERGY CORP | Publicly-traded stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	1,382
Investment, Identifier [Axis]: HA SUSTAINABLE INFRASTRUCTURE | Publicly-traded stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	1,033
Investment, Identifier [Axis]: HAMILTON LANE INC | Publicly-traded stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	1,404
Investment, Identifier [Axis]: HCI GROUP INC | Publicly-traded stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	5,497
Investment, Identifier [Axis]: HELIOS TECHNOLOGIES INC COM | Publicly-traded stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	444
Investment, Identifier [Axis]: HENRY SCHEIN INC | Publicly-traded stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	1,198
Investment, Identifier [Axis]: HIGH YIELD PORTFOLIO INSTL CL | Common Collective Trusts
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	3,413
Investment, Identifier [Axis]: HUB GROUP INC | Publicly-traded stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	1,292
Investment, Identifier [Axis]: HUBBELL INC | Publicly-traded stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	1,923
Investment, Identifier [Axis]: HUT 8 CORP | Publicly-traded stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	1,386
Investment, Identifier [Axis]: IDACORP INC COM | Publicly-traded stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	908
Investment, Identifier [Axis]: IDACORP INC | Publicly-traded stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	3,081
Investment, Identifier [Axis]: IDEX CORP | Publicly-traded stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	3,436
Investment, Identifier [Axis]: INDEPENDENT BANK CORP MASS | Publicly-traded stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	2,983
Investment, Identifier [Axis]: INSMED INC | Publicly-traded stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	2,773
Investment, Identifier [Axis]: INTEGER HOLDINGS CORP | Publicly-traded stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	1,904
Investment, Identifier [Axis]: INTERFACE INC | Publicly-traded stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	1,750
Investment, Identifier [Axis]: INTERMEDIATE GOVT BOND INDEX FUND | Common Collective Trusts
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	42,378
Investment, Identifier [Axis]: INTERPARFUMS INC | Publicly-traded stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	1,869
Investment, Identifier [Axis]: JOHNSON OUTDOORS INC | Publicly-traded stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	941
Investment, Identifier [Axis]: JPMORGAN:PRIME MM;CAP | Registered Investment Company
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	233
Investment, Identifier [Axis]: KARMAN HOLDINGS INC | Publicly-traded stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	3,261
Investment, Identifier [Axis]: KB HOME | Publicly-traded stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	1,541
Investment, Identifier [Axis]: KENNAMETAL INC | Publicly-traded stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	1,060
Investment, Identifier [Axis]: KFORCE INC | Publicly-traded stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	972
Investment, Identifier [Axis]: KNIGHT-SWIFT TRANSPORTATION | Publicly-traded stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	2,577
Investment, Identifier [Axis]: KODIAK GAS SVCS INC COM | Publicly-traded stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	1,245
Investment, Identifier [Axis]: KRATOS DEFENSE & SECURITY | Publicly-traded stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	8,711
Investment, Identifier [Axis]: KRYSTAL BIOTECH INC | Publicly-traded stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	4,852
Investment, Identifier [Axis]: KURA SUSHI USA INC CLASS A | Publicly-traded stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	990
Investment, Identifier [Axis]: LAMB WESTON HLDGS INC | Publicly-traded stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	2,518
Investment, Identifier [Axis]: LANDBRIDGE CO LLC-A | Publicly-traded stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	147
Investment, Identifier [Axis]: LATTICE SEMICONDUCTOR CORP | Publicly-traded stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	3,480
Investment, Identifier [Axis]: LIFE TIME GROUP HOLDINGS INC | Publicly-traded stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	3,744
Investment, Identifier [Axis]: LIGHTPATH TECHNOLOGIES INC-A | Publicly-traded stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	632
Investment, Identifier [Axis]: LINCOLN ELEC HLDGS INC | Publicly-traded stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	1,525
Investment, Identifier [Axis]: LITHIA MOTORS INC | Publicly-traded stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	2,456
Investment, Identifier [Axis]: LITTELFUSE INC | Publicly-traded stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	1,916
Investment, Identifier [Axis]: LKQ CORP | Publicly-traded stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	2,121
Investment, Identifier [Axis]: LONG TERM CREDIT BOND INDEX FUND | Common Collective Trusts
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	35,440
Investment, Identifier [Axis]: LOVESAC CO/THE | Publicly-traded stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	567
Investment, Identifier [Axis]: LSV INTERNATIONAL ACWI EX-US VALUE EQUITY FUND CL- | Common Collective Trusts
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	156,480
Investment, Identifier [Axis]: LUMENTUM HOLDINGS INC | Publicly-traded stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	3,623
Investment, Identifier [Axis]: Long Term Gov Bd Index Fd | Common Collective Trusts
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	36,935
Investment, Identifier [Axis]: MADRIGAL PHARMACEUTICALS INC | Publicly-traded stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	4,721
Investment, Identifier [Axis]: MAREX GROUP PLC | Publicly-traded stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	1,890
Investment, Identifier [Axis]: MASTEC INC | Publicly-traded stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	10,601
Investment, Identifier [Axis]: MCCORMICK AND CO INC | Publicly-traded stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	1,826
Investment, Identifier [Axis]: MERCURY GENERAL CORP | Publicly-traded stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	1,987
Investment, Identifier [Axis]: MILLERKNOLL INC | Publicly-traded stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	1,251
Investment, Identifier [Axis]: MIRION TECHNOLOGIES INC | Publicly-traded stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	2,493
Investment, Identifier [Axis]: MIRUM PHARMACEUTICALS INC | Publicly-traded stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	709
Investment, Identifier [Axis]: MODINE MANUFACTURING CO | Publicly-traded stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	5,190
Investment, Identifier [Axis]: MOOG INC-CLASS A | Publicly-traded stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	1,363
Investment, Identifier [Axis]: MSA SAFETY INC | Publicly-traded stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	2,399
Investment, Identifier [Axis]: MSC INDL DIRECT INC | Publicly-traded stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	1,624
Investment, Identifier [Axis]: Massachusetts Mutual Life Insurance Company | Guaranteed Investment Contract # 30202
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	72,246
Investment, Identifier [Axis]: NATIONAL BK HLDGS CORP | Publicly-traded stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	1,597
Investment, Identifier [Axis]: NATIONAL FUEL GAS CO | Publicly-traded stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	2,547
Investment, Identifier [Axis]: NCINO INC | Publicly-traded stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	1,205
Investment, Identifier [Axis]: NETAPP INC | Publicly-traded stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	1,866
Investment, Identifier [Axis]: NEUROCRINE BIOSCIENCES INC | Publicly-traded stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	1,457
Investment, Identifier [Axis]: NEWELL BRANDS INC COM | Publicly-traded stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	2,044
Investment, Identifier [Axis]: NEWMARK GROUP INC-CLASS A | Publicly-traded stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	1,273
Investment, Identifier [Axis]: NLIGHT INC | Publicly-traded stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	1,153
Investment, Identifier [Axis]: NNN REIT INC COM | Publicly-traded stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	1,480
Investment, Identifier [Axis]: NORTHERN OIL AND GAS INC | Publicly-traded stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	1,048
Investment, Identifier [Axis]: NUVALENT INC-A | Publicly-traded stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	1,575
Investment, Identifier [Axis]: Nationwide Life Insurance Company | Guaranteed Investment Contract # GAL_DUKE_IP_0114
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	76,017
Investment, Identifier [Axis]: ODDITY TECH LTD-CL A | Publicly-traded stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	1,136
Investment, Identifier [Axis]: OLLIE`S BARGAIN OUTLET HLDG INC | Publicly-traded stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	3,193
Investment, Identifier [Axis]: ONDAS HOLDINGS INC | Publicly-traded stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	3,769
Investment, Identifier [Axis]: OSI SYSTEMS INC | Publicly-traded stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	3,686
Investment, Identifier [Axis]: PACKAGING CORP OF AMERICA | Publicly-traded stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	2,500
Investment, Identifier [Axis]: PAN AMERICAN SILVER CORP | Publicly-traded stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	1,268
Investment, Identifier [Axis]: PAPA JOHNS INTL INC | Publicly-traded stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	2,582
Investment, Identifier [Axis]: PAR TECHNOLOGY CORP/DEL | Publicly-traded stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	726
Investment, Identifier [Axis]: PEGASYSTEMS INC | Publicly-traded stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	1,869
Investment, Identifier [Axis]: PEGASYTEMS INC | Publicly-traded stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	2,988
Investment, Identifier [Axis]: PERMIAN RESOURCES CORP-CL A | Publicly-traded stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	2,514
Investment, Identifier [Axis]: PIMCO ASSET BACK SECS PORT-UNL | Common Collective Trusts
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	71,844
Investment, Identifier [Axis]: PIMCO EMMERG MKTS FD INST CL | Common Collective Trusts
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	8,485
Investment, Identifier [Axis]: PIMCO INTL PORT FUND(UNLISTED) | Common Collective Trusts
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	7,307
Investment, Identifier [Axis]: PIMCO INV GRD CORP PORT(UNLST) | Common Collective Trusts
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	72,360
Investment, Identifier [Axis]: PIMCO MTG PORT INSTL CL(UNLST) | Common Collective Trusts
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	39,396
Investment, Identifier [Axis]: PIMCO MUNI SECTR PORT INSTL CL | Common Collective Trusts
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	3,354
Investment, Identifier [Axis]: PIMCO REAL RETRN BD FD INST CL | Common Collective Trusts
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	15,379
Investment, Identifier [Axis]: PIMCO SHORT TM FLT NAV PORT II | Common Collective Trusts
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	26,066
Investment, Identifier [Axis]: PIMCO US GOVT SECTOR PORT INST | Common Collective Trusts
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	46,623
Investment, Identifier [Axis]: PIPER SANDLER COS | Publicly-traded stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	1,784
Investment, Identifier [Axis]: POOL CORPORATION | Publicly-traded stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	2,179
Investment, Identifier [Axis]: POTLATCHDELTIC CORP | Publicly-traded stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	2,240
Investment, Identifier [Axis]: POTLATCHDELTIC CORPORATION COM | Publicly-traded stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	4,172
Investment, Identifier [Axis]: PRAXIS PRECISION MEDICINES I | Publicly-traded stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	2,650
Investment, Identifier [Axis]: PTC THERAPEUTICS INC | Publicly-traded stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	2,460
Investment, Identifier [Axis]: Q2 HOLDINGS INC | Publicly-traded stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	1,083
Investment, Identifier [Axis]: QUAKER HOUGHTON COM | Publicly-traded stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	1,683
Investment, Identifier [Axis]: QXO INC | Publicly-traded stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	4,763
Investment, Identifier [Axis]: RADNET INC | Publicly-traded stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	3,266
Investment, Identifier [Axis]: RAMBUS INC | Publicly-traded stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	3,896
Investment, Identifier [Axis]: RENAISSANCERE HOLDINGS LTD | Publicly-traded stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	1,850
Investment, Identifier [Axis]: REVOLUTION MEDICINES INC | Publicly-traded stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	2,487
Investment, Identifier [Axis]: REXFORD INDUSTRIAL REALTY IN | Publicly-traded stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	2,435
Investment, Identifier [Axis]: RHYTHM PHARMACEUTICALS INC | Publicly-traded stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	820
Investment, Identifier [Axis]: ROBERT HALF INTL INC | Publicly-traded stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	2,744
Investment, Identifier [Axis]: ROYAL GOLD INC | Publicly-traded stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	1,791
Investment, Identifier [Axis]: RUSH STREET INTERACTIVE INC | Publicly-traded stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	1,934
Investment, Identifier [Axis]: RXO INC | Publicly-traded stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	961
Investment, Identifier [Axis]: Russell 1000 Index Fund | Common Collective Trusts
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	223,563
Investment, Identifier [Axis]: Russell 2000 Index Fund A | Common Collective Trusts
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	68,232
Investment, Identifier [Axis]: SCHNEIDER NATIONAL INC | Publicly-traded stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	2,381
Investment, Identifier [Axis]: SCHNEIDER NATIONAL INC-CL B | Publicly-traded stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	1,025
Investment, Identifier [Axis]: SCHOLAR ROCK HOLDING CORP | Publicly-traded stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	2,836
Investment, Identifier [Axis]: SCOTTS CO | Publicly-traded stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	1,732
Investment, Identifier [Axis]: SEACOAST BKG CORP FLA | Publicly-traded stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	2,763
Investment, Identifier [Axis]: SEI Trust Company | Common Collective Trusts
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	8,915
Investment, Identifier [Axis]: SELECT MEDICAL HOLDINGS CORP | Publicly-traded stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	777
Investment, Identifier [Axis]: SELECT WATER SOLUTIONS INC CL A COM | Publicly-traded stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	1,479
Investment, Identifier [Axis]: SEMTECH CORP | Publicly-traded stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	5,278
Investment, Identifier [Axis]: SENSIENT TECHNOLOGIES CORP | Publicly-traded stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	2,492
Investment, Identifier [Axis]: SHORT-TERM INVESTMENT FUND | Common Collective Trusts
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	8
Investment, Identifier [Axis]: SIGNET JEWELERS LTD | Publicly-traded stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	2,436
Investment, Identifier [Axis]: SITIME CORP | Publicly-traded stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	3,624
Investment, Identifier [Axis]: SMITH AND NEPHEW PLC | Publicly-traded stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	2,044
Investment, Identifier [Axis]: SOLENO THERAPEUTICS INC | Publicly-traded stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	922
Investment, Identifier [Axis]: SOUTHSTATE BANK CORP | Publicly-traded stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	3,141
Investment, Identifier [Axis]: SOUTHSTATE BANK CORPORATION COM | Publicly-traded stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	2,550
Investment, Identifier [Axis]: STEPAN CO | Publicly-traded stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	1,607
Investment, Identifier [Axis]: SYNDAX PHARMACEUTICALS INC | Publicly-traded stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	1,531
Investment, Identifier [Axis]: TELEFLEX INC | Publicly-traded stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	1,399
Investment, Identifier [Axis]: TENNANT CO | Publicly-traded stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	1,113
Investment, Identifier [Axis]: TEXAS ROADHOUSE INC | Publicly-traded stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	1,909
Investment, Identifier [Axis]: TG THERAPEUTICS INC | Publicly-traded stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	1,695
Investment, Identifier [Axis]: THOR INDS INC | Publicly-traded stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	1,634
Investment, Identifier [Axis]: TIMKEN CO | Publicly-traded stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	4,487
Investment, Identifier [Axis]: TORO CO | Publicly-traded stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	2,493
Investment, Identifier [Axis]: TOWER SEMICONDUCTOR LTD | Publicly-traded stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	1,283
Investment, Identifier [Axis]: TRANSCAT INC | Publicly-traded stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	1,182
Investment, Identifier [Axis]: TRANSMEDICS GROUP INC | Publicly-traded stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	2,658
Investment, Identifier [Axis]: TTM TECHNOLOGIES | Publicly-traded stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	1,694
Investment, Identifier [Axis]: The Prudential Insurance Company of America | Guaranteed Investment Contract # GA-62468
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	71,728
Investment, Identifier [Axis]: Transamerica Life Insurance Company | Guaranteed Investment Contract # MDA00951TR
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	74,088
Investment, Identifier [Axis]: UFP INDUSTRIES INC COM | Publicly-traded stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	1,808
Investment, Identifier [Axis]: UNITED STATES ANTIMONY CORP | Publicly-traded stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	461
Investment, Identifier [Axis]: UNITY SOFTWARE INC | Publicly-traded stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	3,798
Investment, Identifier [Axis]: UNIVERSAL DISPLAY CORP | Publicly-traded stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	1,826
Investment, Identifier [Axis]: UNIVERSAL TECHNICAL INSTITUT | Publicly-traded stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	1,605
Investment, Identifier [Axis]: US Dollar | Currency
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	9,031
Investment, Identifier [Axis]: US FOODS HOLDING CORP | Publicly-traded stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	1,310
Investment, Identifier [Axis]: US REAL ESTATE SECURITIES FU CL1 | Common Collective Trusts
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	63,401
Investment, Identifier [Axis]: US Securitized Index Fund E | Common Collective Trusts
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	12,304
Investment, Identifier [Axis]: V F CORP | Publicly-traded stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	2,502
Investment, Identifier [Axis]: VAIL RESORTS INC | Publicly-traded stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	1,320
Investment, Identifier [Axis]: VERRA MOBILITY CORP | Publicly-traded stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	2,184
Investment, Identifier [Axis]: VIPER ENERGY INC CL A | Publicly-traded stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	1,228
Investment, Identifier [Axis]: VISHAY INTERTECHNOLOGY INC | Publicly-traded stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	1,638
Investment, Identifier [Axis]: VISTEON CORP | Publicly-traded stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	180
Investment, Identifier [Axis]: VSE CORP | Publicly-traded stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	409
Investment, Identifier [Axis]: Voya Retirement Insurance and Annuity Company | Guaranteed Investment Contract # 60376
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	52,698
Investment, Identifier [Axis]: WALKER N DUNLOP INC | Publicly-traded stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	2,402
Investment, Identifier [Axis]: WARNER MUSIC GROUP CORP-CL A | Publicly-traded stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	2,075
Investment, Identifier [Axis]: WATERBRIDGE INFRASTRUC-CL A | Publicly-traded stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	382
Investment, Identifier [Axis]: WEATHERFORD INTL PLC | Publicly-traded stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	1,729
Investment, Identifier [Axis]: WERNER ENTERPRISES INC | Publicly-traded stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	3,414
Investment, Identifier [Axis]: WESBANCO INC | Publicly-traded stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	1,188
Investment, Identifier [Axis]: WESTERN ALLIANCE BANCORP | Publicly-traded stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	792
Investment, Identifier [Axis]: WILLIAM BLAIR INTERNATIONAL LEADERS CIT CLASS 6 | Common Collective Trusts
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	139,679
Investment, Identifier [Axis]: WINTRUST FINANCIAL CORP | Publicly-traded stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	2,666
Investment, Identifier [Axis]: WORLD EX-US ALPHA TILTS - ENHANCED | Common Collective Trusts
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	333,995
Investment, Identifier [Axis]: XOMETRY INC-A | Publicly-traded stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	825
Investment, Identifier [Axis]: XPO INC | Publicly-traded stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Market Value	$ 6,847
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rates (percent)	3.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rates (percent)	9.50%